Trade and Other Payables - Schedule of Trade and Other Payables (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Current liabilities
Trade and other payables, Current	€ 6,901,086	€ 1,464,793
Non-current liabilities
Trade and other payables, Non-current	4,788,639	763
Trade and other payables, Total	11,689,725	1,465,556
Trade and other payables [Member]
Current liabilities
Trade and other payables, Current	6,516,787	1,302,613
Non-current liabilities
Trade and other payables, Non-current	4,788,639	763
Related Parties [Member]
Current liabilities
Trade and other payables, Current	384,299	162,180
Non-current liabilities
Trade and other payables, Non-current	€ 4,788,639	€ 763